Note 8 - Convertible Debt (PIK Notes) (Details) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended		2 Months Ended	1 Months Ended		8 Months Ended
	Nov. 03, 2014	Aug. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Aug. 31, 2014	Feb. 28, 2014	Aug. 31, 2013
Note 8 - Convertible Debt (PIK Notes) (Details) [Line Items]
Proceeds from Convertible Debt		$ 10,500,000	$ 12,499,998	$ 10,500,000
Convertible Debt, Number of Days to File Registration Statement	90 days
Convertible Debt, Number of Days to Accrue Further Damages	30 days
Debt Instrument, Unamortized Discount			18,400,297	2,020,750	18,400,297
Derivative Liability			10,035,625,000,000		10,035,625,000,000
Paid-in-Kind Interest			1,076,250
Other Expense [Member] | Series A Notes [Member] | Payment in Kind (PIK) Note [Member]
Note 8 - Convertible Debt (PIK Notes) (Details) [Line Items]
Liquidated Damages, Payable to Noteholders			200,000
Result of Extension Option [Member] | Senior A Notes [Member] | Payment in Kind (PIK) Note [Member]
Note 8 - Convertible Debt (PIK Notes) (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	0.10
Specified Event [Member] | Series A Notes [Member] | Payment in Kind (PIK) Note [Member]
Note 8 - Convertible Debt (PIK Notes) (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	1.00%
Combined Discount [Member] | Series A Notes [Member] | Payment in Kind (PIK) Note [Member]
Note 8 - Convertible Debt (PIK Notes) (Details) [Line Items]
Debt Instrument, Unamortized Discount	16,560,771
Combined Discount [Member] | Series 2023 Notes [Member] | Payment in Kind (PIK) Note [Member]
Note 8 - Convertible Debt (PIK Notes) (Details) [Line Items]
Debt Instrument, Unamortized Discount			1,949,555		1,949,555
Result of Anti-Dilution Adjustment [Member] | Series 2023 Notes [Member] | Payment in Kind (PIK) Note [Member]
Note 8 - Convertible Debt (PIK Notes) (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)		$ 1.36						$ 1.36
After Series A Notes Issuance [Member] | Series 2023 Notes [Member] | Payment in Kind (PIK) Note [Member]
Note 8 - Convertible Debt (PIK Notes) (Details) [Line Items]
Debt Instrument, Convertible, Number of Equity Instruments		7,720,588
Includes Additional PIK Notes Issued [Member] | Series 2023 Notes [Member] | Payment in Kind (PIK) Note [Member]
Note 8 - Convertible Debt (PIK Notes) (Details) [Line Items]
Derivative Liability			478,149		478,149
Additional Discount [Member] | Series 2023 Notes [Member] | Payment in Kind (PIK) Note [Member]
Note 8 - Convertible Debt (PIK Notes) (Details) [Line Items]
Debt Instrument, Unamortized Discount			48,075		48,075
Series A Notes [Member] | Payment in Kind (PIK) Note [Member] | Minimum [Member]
Note 8 - Convertible Debt (PIK Notes) (Details) [Line Items]
Convertible Debt, Number of Written Days Notice	30 days
Series A Notes [Member] | Payment in Kind (PIK) Note [Member] | Maximum [Member]
Note 8 - Convertible Debt (PIK Notes) (Details) [Line Items]
Convertible Debt, Number of Written Days Notice	90 days
Series A Notes [Member] | Payment in Kind (PIK) Note [Member]
Note 8 - Convertible Debt (PIK Notes) (Details) [Line Items]
Proceeds from Convertible Debt	12,500,000
Debt Instrument, Face Amount	19,848,486		19,848,486		19,848,486
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	0.92
Liquidated Damages, Percent of Principal	1.00%
Debt Instrument, Convertible, Beneficial Conversion Feature	9,212,285
Debt Instrument, Unamortized Discount	7,348,486		16,450,742		16,450,742
Debt Instrument, Term	4 years
Derivative Liability	9,557,476		9,557,476		9,557,476
Convertible Debt, Increase (Decrease) in Valuation Allowance					345,191
Amortization of Debt Discount (Premium)					110,031
Convertible Notes Payable			3,397,744		3,397,744
Senior A Notes [Member] | Payment in Kind (PIK) Note [Member]
Note 8 - Convertible Debt (PIK Notes) (Details) [Line Items]
Debt Instrument, Convertible, Threshold Consecutive Trading Days to Meet Event Qualification	30 days
Series 2023 Notes [Member] | Payment in Kind (PIK) Note [Member]
Note 8 - Convertible Debt (PIK Notes) (Details) [Line Items]
Debt Instrument, Face Amount		10,500,000	11,576,250	10,507,333	11,576,250			10,500,000
Debt Instrument, Interest Rate, Stated Percentage		10.00%						10.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)		$ 1.40						$ 1.40
Debt Instrument, Convertible, Beneficial Conversion Feature								2,055,000
Debt Instrument, Unamortized Discount			1,949,555	2,020,750	1,949,555
Debt Instrument, Term								10 years
Derivative Liability			478,149	2,250,000	478,149
Amortization of Debt Discount (Premium)			119,270
Convertible Notes Payable			9,626,695	8,486,583	9,626,695
Paid-in-Kind Interest						551,250	525,000
Debt Instrument, Convertible, Number of Equity Instruments		7,500,000
Financial Instruments Subject to Mandatory Conversion Earliest Conversion								1 year
Financial Instrument Subject to Mandatory Conversion Period for Calculation of Conversion Feature								10 days
Convertible Debt, Revaluation Gain			1,815,989
Payment in Kind (PIK) Note [Member] | Minimum [Member]
Note 8 - Convertible Debt (PIK Notes) (Details) [Line Items]
Debt Instrument, Convertible, Remaining Discount Amortization Period			2 years
Payment in Kind (PIK) Note [Member]
Note 8 - Convertible Debt (PIK Notes) (Details) [Line Items]
Proceeds from Convertible Debt			23,000,000
Debt Instrument, Face Amount			31,424,736	10,507,333	31,424,736
Debt Instrument, Unamortized Discount			18,400,297	2,020,750	18,400,297
Derivative Liability			10,035,625	2,250,000	10,035,625
Convertible Notes Payable			$ 13,024,439	$ 8,486,583	$ 13,024,439